SHARE-BASED COMPENSATION - Share based compensation expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 2,477,108	$ 4,030,214
Research and development expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	1,724,112	2,706,745
Administrative expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 752,996	$ 1,323,469